Contingent consideration, Contingent Consideration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detailed information about contingent consideration [Abstract]
Beginning balance	$ 92,754	$ 64,949
Remeasurement of contingent consideration	11,062	34,275	$ 16,707
Unwind of discount	14,378	11,394
Charged to profit or loss	25,440	45,669
Exchange differences	6,079	85
Acquisition of businesses	30,154
Amounts adjusted to intangible assets	1,579	(183)
Payments for contingent consideration	(39,690)	(17,766)
Ending balance	116,316	92,754	64,949
Current	85,910	37,153
Non-current	30,406	55,601
Contingent consideration	116,316	92,754	64,949
ANMI [Member]
Detailed information about contingent consideration [Abstract]
Beginning balance	90,493	62,541
Remeasurement of contingent consideration	11,062	34,275
Unwind of discount	12,005	11,033
Charged to profit or loss	23,067	45,308
Exchange differences	3,895	410
Acquisition of businesses	0
Amounts adjusted to intangible assets	0	0
Payments for contingent consideration	(39,657)	(17,766)
Ending balance	77,798	90,493	62,541
Current	77,798	37,070
Non-current	0	53,423
Contingent consideration	77,798	90,493	62,541
TheraPharm [Member]
Detailed information about contingent consideration [Abstract]
Beginning balance	2,178	1,690
Remeasurement of contingent consideration	0	0
Unwind of discount	295	278
Charged to profit or loss	295	278
Exchange differences	265	(279)
Acquisition of businesses	0
Amounts adjusted to intangible assets	1,579	489
Payments for contingent consideration	0	0
Ending balance	4,317	2,178	1,690
Current	0	0
Non-current	4,317	2,178
Contingent consideration	4,317	2,178	1,690
Optimal Tracers [Member]
Detailed information about contingent consideration [Abstract]
Beginning balance	83	718
Remeasurement of contingent consideration	0	0
Unwind of discount	0	83
Charged to profit or loss	0	83
Exchange differences	(10)	(46)
Acquisition of businesses	0
Amounts adjusted to intangible assets	0	(672)
Payments for contingent consideration	(33)	0
Ending balance	40	83	718
Current	40	83
Non-current	0	0
Contingent consideration	40	83	718
Iso Therapeutics [Member]
Detailed information about contingent consideration [Abstract]
Beginning balance	0	0
Remeasurement of contingent consideration	0	0
Unwind of discount	0	0
Charged to profit or loss	0	0
Exchange differences	410	0
Acquisition of businesses	7,662
Amounts adjusted to intangible assets	0	0
Payments for contingent consideration	0	0
Ending balance	8,072	0	0
Current	8,072	0
Non-current	0	0
Contingent consideration	8,072	0	0
ARTMS [Member]
Detailed information about contingent consideration [Abstract]
Beginning balance	0	0
Remeasurement of contingent consideration	0	0
Unwind of discount	2,078	0
Charged to profit or loss	2,078	0
Exchange differences	1,519	0
Acquisition of businesses	22,492
Amounts adjusted to intangible assets	0	0
Payments for contingent consideration	0	0
Ending balance	26,089	0	0
Current	0	0
Non-current	26,089	0
Contingent consideration	$ 26,089	$ 0	$ 0